Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE[1]

This section is included to respond to Item 402(v) of Regulation S-K. The Company has chosen to provide scaled disclosure permitted for smaller reporting companies. For a more comprehensive analysis of the compensation of our named executive officers, please see other portions of the Executive Compensation section. In the table and footnotes below, “PEO” refers to our principal executive officer, Michael Benstock.

(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year	Summary compensation table (SCT) total for PEO ($)(1)	Compensation actually paid to PEO ($)(2)	Average summary compensation table total for non-PEO NEOs ($)(1)	Average compensation actually paid to non-PEO NEOs ($)(2)	Value of initial fixed $100 investment based on Total shareholder return ($)(3)	Net income (loss) ($)(in thousands)(4)
2025	2,750,208	$(1,579,182)	$1,120,756	$147,878	111	7,000
2024	5,080,138	5,490,958	2,708,644	2,910,444	86	12,004
2023	3,199,195	2,576,255	1,389,505	1,462,342	65	8,772

(1) Reflects compensation amounts reported in the Summary Compensation Table for our chief executive officer, Michael Benstock, and collectively for our non-PEO named executive officers for the respective years shown. The following non-PEO named executive officers are included in the average figures shown:

2025: M. Koempel and J. Himelstein

2024: M. Koempel and J. Himelstein

2023: M. Koempel and J. Himelstein

[1] The disclosure in this section is not to be incorporated by reference in any of our filings under the Securities Act of 1933, as amended, or the Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

(2) Reflects compensation actually paid to our PEO and average compensation actually paid to our non-PEO named executive officers in 2025, 2024 and 2023, consisting of the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the following tables, as determined in accordance with SEC rules. For information regarding the decisions made by our Compensation Committee with regard to the named executive officers’ compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of this proxy statement reporting pay for the fiscal years covered in the table above.

PEO Total Compensation Amount	$ 2,750,208	$ 5,080,138	$ 3,199,195
PEO Actually Paid Compensation Amount	$ (1,579,182)	5,490,958	2,576,255
Adjustment To PEO Compensation, Footnote

Please refer to the Company’s Annual Report on Form 10-K for the year ended December 31, 2025 for a comprehensive discussion of, including the reasons for, the Company’s financial results for fiscal year 2025.

PEO
Year	2025	2024	2023
Summary Compensation Table (SC T) Total Compensation	$2,750,208	$5,080,138	$3,199,195
Deduct: Amounts Reported under the 'Stock Awards" Column in the SC T	-	(2,859,888)	(1,160,391)
Deduct: Amounts Reported under the "Option Awards" Column in the SCT	-	(279,383)	(137,386)
Deduct: Change in pension value and nonqualified deferred compensation earnings	(1,628,690)	(411,136)	(887,955)
Add: Fair Value of Awards Granted during the year that Remain Unvested as of Year-end	-	3,193,256	1,416,903
Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding & Unvested as of Year-end	(2,621,027)	468,794	116,201
Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year Compensation Actually Paid	(79,673)	299,177	29,688
	$(1,579,182)	$5,490,958	$2,576,255

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made, where applicable, using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end. Time-based restricted stock award grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.

Non-PEO NEO Average Total Compensation Amount	$ 1,120,756	2,708,644	1,389,505
Non-PEO NEO Average Compensation Actually Paid Amount	$ 147,878	2,910,444	1,462,342
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO NEOs
Year	2025	2024	2023
	Average	Average	Average
	See Column	See Column (d) note	See Column (d)
	(d) note	above	note above
Summary Compensation Table (SCT) Total Compensation	$1,120,756	$2,708,644	$1,389,505
Deduct: Amounts Reported under the "Stock Awards" Column in the SCT	(194,499)	(1,429,753)	(124,295)
Deduct: Amounts Reported under the "Option Awards" Column in the SCT	-	(32,719)	(68,693)
Add: Fair Value of Awards Granted during the year that Remain Unvested as of Year-end	179,651	1,463,988	197,267
Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding & Unvested as of Year-end	(893,974)	117,057	66,263
Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Compensation Actually Paid	(64,056)	83,226	2,295
	$147,878	$2,910,444	$1,462,342

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end. Time-based restricted stock award grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vesting. For performance shares, the grant date fair value is based on a Monte Carlo simulation model as of the grant date assuming target performance.

(3) For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of the Company for the measurement periods ending on December 31 of each of 2025, 2024 and 2023, respectively.

(4) Reflects “Net Income (loss)” in the Company’s Consolidated Statements of Comprehensive Income (Loss) included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024 and 2023, respectively.

The Company believes that the compensation shown in columns (b)-(e) for each of 2025, 2024 and 2023 is appropriate given the Company’s achieved TSR (column (f)) and Net Income (Loss) (column (g)) for each of those years, respectively. The Company also believes that the change in compensation year-over-year is indicative of the change in the Company’s achieved TSR and Net Income (Loss) between those years.

The PEO’s total compensation shown in the Summary Compensation Table for 2025 was 54.1% of the amount for 2024, and his compensation actually paid in 2025 was (28.8%) of the amount in 2024. For the non-PEO named executive officers, the average total compensation shown in the Summary Compensation Table for 2025 was 41.4% of the amount for 2024, and compensation actually paid in 2025 was 3.4% of the amount in 2024. The three year TSR as of December 31, 2025 was 61.6% of the three year TSR as of December 31, 2024. Also the net income amount decreased from $12.0 million in 2024 to $7.0 million in 2025.

The PEO’s total compensation shown in the Summary Compensation Table for 2024 was 158.8% of the amount for 2023, and his compensation actually paid in 2024 was 213.1% of the amount in 2023. For the non-PEO named executive officers, the average total compensation shown in the Summary Compensation Table for 2024 was 194.9% of the amount for 2023, and compensation actually paid in 2024 was 157.5% of the amount in 2023. The three year TSR as of December 31, 2024 was 132.0% of the three year TSR as of December 31, 2023. Also the net income amount increased from $8.8 million in 2023 to $12.0 million in 2024.

Total Shareholder Return Amount	$ 111	86	65
Net Income (Loss)	7,000,000	12,004,000	8,772,000
Michael Benstock [Member]
Pay vs Performance Disclosure
PEO Name				Michael Benstock
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,628,690)	(411,136)	(887,955)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(279,383)	(137,386)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(2,859,888)	(1,160,391)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	3,193,256	1,416,903
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,621,027)	468,794	116,201
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,673)	299,177	29,688
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(32,719)	(68,693)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(194,499)	(1,429,753)	(124,295)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	179,651	1,463,988	197,267
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(893,974)	117,057	66,263
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (64,056)	$ 83,226	$ 2,295